Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 98.9%
Aerospace & Defense – 3.0%
Airbus SE	232,362	$33,557,118
BAE Systems PLC	3,624,397	42,662,705
General Dynamics Corp	76,003	16,352,046
		92,571,869
Air Freight & Logistics – 1.3%
United Parcel Service Inc	220,581	39,539,144
Airlines – 0.5%
Ryanair Holdings PLC (ADR)*	130,192	14,399,235
Automobiles – 0.3%
Tesla Inc*	36,896	9,658,266
Banks – 6.1%
Bank of America Corp	847,785	24,322,952
BNP Paribas SA	451,124	28,410,904
HDFC Bank Ltd	683,725	14,181,064
JPMorgan Chase & Co	389,553	56,656,588
Natwest Group PLC	7,179,277	21,951,797
Toronto-Dominion Bank/The	327,415	20,295,973
UniCredit SpA	1,019,005	23,643,104
		189,462,382
Beverages – 4.0%
Constellation Brands Inc - Class A	199,910	49,203,848
Monster Beverage Corp	382,102	21,947,939
Pernod Ricard SA	243,346	53,739,982
		124,891,769
Biotechnology – 2.2%
Amgen Inc	51,924	11,528,167
Argenx SE (ADR)*	27,525	10,727,318
Ascendis Pharma A/S (ADR)*	58,801	5,247,989
Madrigal Pharmaceuticals Inc*	21,423	4,948,713
Sarepta Therapeutics Inc*	116,537	13,345,817
Vertex Pharmaceuticals Inc*	63,484	22,340,655
		68,138,659
Capital Markets – 3.0%
Blackstone Group Inc	225,720	20,985,188
Charles Schwab Corp	410,066	23,242,541
LPL Financial Holdings Inc	82,656	17,971,894
Morgan Stanley	245,631	20,976,887
State Street Corp	126,541	9,260,270
		92,436,780
Chemicals – 2.9%
Linde PLC	160,117	61,017,386
Sherwin-Williams Co	107,340	28,500,917
		89,518,303
Consumer Finance – 1.0%
Capital One Financial Corp	181,355	19,834,796
OneMain Holdings Inc	235,056	10,269,597
		30,104,393
Diversified Financial Services – 4.2%
Apollo Global Management Inc	273,347	20,995,783
Global Payments Inc	124,358	12,251,750
Mastercard Inc	127,047	49,967,585
Visa Inc	193,434	45,936,706
		129,151,824
Electric Utilities – 0.4%
NextEra Energy Inc	165,242	12,260,956
Electronic Equipment, Instruments & Components – 1.0%
Hexagon AB - Class B	2,575,275	31,708,738
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One*	429,503	32,332,986
Netflix Inc*	36,507	16,080,968
Nexon Co Ltd	568,800	10,829,593
		59,243,547
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	122,953	13,404,336
Boston Scientific Corp*	364,579	19,720,078
Dentsply Sirona Inc	197,822	7,916,836
Edwards Lifesciences Corp*	101,426	9,567,515
		50,608,765

Shares		Value
Common Stocks– (continued)
Health Care Providers & Services – 1.4%
Centene Corp*	212,171	$14,310,934
Humana Inc	42,088	18,818,807
UnitedHealth Group Inc	20,321	9,767,085
		42,896,826
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc*	13,328	35,989,998
Entain PLC	1,684,598	27,209,232
McDonald's Corp	155,021	46,259,817
		109,459,047
Independent Power and Renewable Electricity Producers – 1.6%
RWE AG	276,190	12,014,812
Vistra Energy Corp	1,447,152	37,987,740
		50,002,552
Insurance – 2.7%
AIA Group Ltd	1,851,300	18,688,545
Aon PLC - Class A	52,543	18,137,844
Beazley PLC	1,056,090	7,898,582
Intact Financial Corp	53,181	8,212,020
Progressive Corp/The	235,887	31,224,362
		84,161,353
Interactive Media & Services – 4.3%
Alphabet Inc - Class C*	664,916	80,434,889
Meta Platforms Inc - Class A*	183,448	52,645,907
		133,080,796
Life Sciences Tools & Services – 1.2%
Danaher Corp	60,281	14,467,440
Thermo Fisher Scientific Inc	41,149	21,469,491
		35,936,931
Machinery – 3.4%
Atlas Copco AB - Class A	2,591,121	37,347,327
Deere & Co	80,142	32,472,737
Parker-Hannifin Corp	88,054	34,344,582
		104,164,646
Metals & Mining – 2.3%
Freeport-McMoRan Inc	479,110	19,164,400
Rio Tinto PLC	236,498	14,971,630
Teck Resources Ltd	887,182	37,333,176
		71,469,206
Multiline Retail – 3.0%
Amazon.com Inc*	592,453	77,232,173
JD.Com Inc - Class A	968,178	16,359,326
		93,591,499
Oil, Gas & Consumable Fuels – 5.2%
Canadian Natural Resources Ltd	555,894	31,256,972
Cheniere Energy Inc	74,560	11,359,962
ConocoPhillips	284,192	29,445,133
EOG Resources Inc	205,646	23,534,128
Marathon Petroleum Corp	288,737	33,666,734
Suncor Energy Inc	686,018	20,125,819
TotalEnergies SE	228,949	13,127,265
		162,516,013
Personal Products – 1.6%
Unilever PLC	985,372	51,294,692
Pharmaceuticals – 6.4%
AstraZeneca PLC	320,519	45,892,502
Catalent Inc*	121,604	5,272,749
Eli Lilly & Co	30,591	14,346,567
Merck & Co Inc	319,831	36,905,299
Novartis AG	241,458	24,286,120
Novo Nordisk A/S	110,176	17,754,122
Organon & Co	226,020	4,703,476
Roche Holding AG	69,348	21,196,556
Sanofi	181,468	19,443,495
Zoetis Inc	52,771	9,087,694
		198,888,580
Road & Rail – 0.7%
Uber Technologies Inc*	536,280	23,151,208
Semiconductor & Semiconductor Equipment – 8.2%
Advanced Micro Devices Inc*	200,087	22,791,910
ASML Holding NV	90,354	65,361,755
Lam Research Corp	28,163	18,104,866
Marvell Technology Inc	291,301	17,413,974
NVIDIA Corp	175,967	74,437,560

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd	2,089,000	$38,642,944
Texas Instruments Inc	94,218	16,961,124
		253,714,133
Software – 8.4%
Atlassian Corp - Class A*	28,215	4,734,759
Autodesk Inc*	47,428	9,704,243
Constellation Software Inc/Canada	5,441	11,274,528
Microsoft Corp	501,795	170,881,269
ServiceNow Inc*	16,655	9,359,610
Synopsys Inc*	66,750	29,063,618
Workday Inc - Class A*	113,498	25,638,063
		260,656,090
Specialty Retail – 1.2%
O'Reilly Automotive Inc*	38,823	37,087,612
Technology Hardware, Storage & Peripherals – 4.9%
Apple Inc	783,908	152,054,635
Textiles, Apparel & Luxury Goods – 1.9%
LVMH Moet Hennessy Louis Vuitton SE	27,619	26,006,478
Moncler SpA	161,915	11,189,945
NIKE Inc - Class B	195,764	21,606,473
		58,802,896
Trading Companies & Distributors – 1.8%
Ferguson PLC	360,675	56,835,635
Wireless Telecommunication Services – 1.8%
T-Mobile US Inc*	399,816	55,534,442
Total Common Stocks (cost $2,038,350,330)		3,068,993,422
Preferred Stocks– 0.9%
Automobiles – 0.9%
Dr Ing hc F Porsche AG (144A)((cost $17,507,031)	216,525	26,873,377
Private Placements– 0.1%
Health Care Providers & Services – 0.1%
API Holdings Private Ltd*,¢,§((cost $9,401,252)	12,941,830	4,604,277
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $3,025,229)	3,024,624	3,025,229
Total Investments (total cost $2,068,283,842) – 100.0%		3,103,496,305
Cash, Receivables and Other Assets, net of Liabilities – 0%		574,153
Net Assets – 100%		$3,104,070,458

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,183,775,288	70.4%
France	174,285,242	5.6
United Kingdom	160,586,448	5.2
Canada	128,498,488	4.1
Netherlands	116,656,447	3.8
Sweden	69,056,065	2.2
Switzerland	45,482,676	1.5
Germany	38,888,189	1.3
Taiwan	38,642,944	1.2
Italy	34,833,049	1.1
Denmark	23,002,111	0.7
India	18,785,341	0.6
Hong Kong	18,688,545	0.6
China	16,359,326	0.5
Ireland	14,399,235	0.5
Japan	10,829,593	0.4
Belgium	10,727,318	0.3

Total	$3,103,496,305	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$101,491	$273	$-	$3,025,229
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	22,793∆	-	-	-
Total Affiliated Investments - 0.1%	$124,284	$273	$-	$3,025,229

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	8,553,298	132,890,063	(138,418,405)	3,025,229
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	977,540	129,727,668	(130,705,208)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $26,873,377, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $4,604,277, which represents 0.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$4,604,277	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,068,993,422	$-	$-
Preferred Stocks	26,873,377	-	-
Private Placements	-	-	4,604,277
Investment Companies	-	3,025,229	-
Total Assets	$3,095,866,799	$3,025,229	$4,604,277

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70231 08-23